Document and Entity Information	Feb. 06, 2025
Cover [Abstract]
Entity Registrant Name	GLOBUS MEDICAL INC
Amendment Flag	false
Entity Central Index Key	0001237831
Document Type	8-K
Document Period End Date	Feb. 06, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-35621
Entity Tax Identification Number	04-3744954
Entity Address, Address Line One	2560 GENERAL ARMISTEAD AVENUE
Entity Address, City or Town	AUDUBON
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19403-5214
City Area Code	(610)
Local Phone Number	930-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $.001 per share
Trading Symbol	GMED
Security Exchange Name	NYSE
Entity Emerging Growth Company	false